PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	$ 43	$ 51
Additions	446	299
Acquired property and equipment, not yet paid	601	480
Property plant and equipment pledged as security for bank borrowings	865	$ 652
Russia And Ukraine
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 181